Profit Share Allocation (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
General Partner's allocation - profit share		$ 622,309	$ 9,214,564
U S Feeder [Member]
General Partner's allocation - profit share		0	2,664,064
Cayman Feeder [Member]
General Partner's allocation - profit share		505,336	6,447,171
Financial Asset Portfolio Other [Member]
General Partner's allocation - profit share	[1]	$ 116,973	$ 103,329

[1]	Direct investors in the Partnership